Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 382,729	$ 379,737
Acquired goodwill	13,301
Foreign currency translation adjustment	(4,032)	2,992
Goodwill, Ending Balance	$ 391,998	$ 382,729